PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Disclosure of Total Stock Options (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options	1,989,375	3,284,875	4,682,534	5,730,800
Weighted average contractual life (in years)	1 year 1 month 9 days
Options exercisable (number of options)	1,989,375	3,284,875	4,682,534
Maturing August 3, 2020
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share) | $	$ 91.98
Number of options	1,021,058
Weighted average contractual life (in years)	1 year 7 months 2 days
Options exercisable (number of options)	1,021,058
Maturing August 4, 2019
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share) | $	$ 109.14
Number of options	968,317
Weighted average contractual life (in years)	7 months 2 days
Options exercisable (number of options)	968,317
Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share) | $	$ 91.98	$ 63.42	$ 63.42	$ 63.42
Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share) | $	$ 109.14	$ 235.32	$ 235.32	$ 235.32